Virtus KAR Capital Growth Fund
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund,

each a series of Virtus Equity Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated March 6, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus KAR Capital Growth Fund Class R6
Management Fees	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	1.01%
Less: Fee Waiver and/or Expense Reimbursement	(0.23%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.78%	[2]
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.47% for Class A Shares, 2.22% for Class C Shares, 1.22% for Class I Shares, 0.78% for Class R6 Shares and 1.47% for Class T Shares through March 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus KAR Capital Growth Fund | Class R6 | USD ($)	Sold	80	299	535	1,215

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus KAR Capital Growth Fund | Class R6 | USD ($)	Held	80	299	535	1,215